Label	Element	Value
TCW Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. Real estate companies are companies that in whole or part derive their assets, revenues, or net profits from the ownership, construction, management, or sale of residential, commercial, or industrial real estate, and include housing and homebuilding companies; real estate brokers and land developers; and companies with significant real estate holdings. The Fund may also invest in shares of companies such as software companies, information technology companies, or other companies that provide real estate related services. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); and other securities with equity characteristics. The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in either local currency or U.S. dollars. The Fund typically invests in a portfolio of fewer than 40 companies at any given time. In managing the Fund’s investments, the portfolio manager uses a “bottom-up” approach to seek to identify securities for investment, with emphasis on assessing asset, earnings, cash flow and management quality and stability. In selecting the Fund’s investments, the portfolio manager considers the extent to which businesses have leaders who prudently manage their environmental sustainability and social responsibilities with good governance and solid financial resources. The portfolio manager may use both qualitative and quantitative screening criteria to supplement the fundamental research. The Fund seeks to invest in companies trading at prices the portfolio manager believes are below their estimated intrinsic values based on the qualitative and quantitative criteria. The Fund may buy or sell call or put options on stocks, indices or exchange-traded funds for investment management or hedging purposes. Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has become fully valued, has become too large a position in the Fund, or has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. The principal risks affecting the Fund that can cause a decline in value are: • equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions. • market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. • public health emergency risks: the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. • REIT and real estate company risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs and real estate companies may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs and real estate companies, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law and the use of leverage. • price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down. • other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds and certain REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses. • foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among others, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, and regional economic volatility. • foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies. • valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued. • issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services. • liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. The liquidity of the Fund’s assets may change over time. • derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities. • leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. To the extent required by applicable law or regulation, the Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk. • counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations. • portfolio management risk: the risk that an investment strategy may fail to produce the intended results. • securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities. • mortgage REIT risk: the risk that REITs that invest in mortgages or mortgage-backed securities may also be indirectly subject to various risks associated with those investments, including, but not limited to, credit risk, interest rate risk, leverage risk and prepayment risk. • options strategy risk: the risk that the Fund’s use of options could result in poor investment performance because writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. • emerging market country risks: the risks of investing in emerging market countries, which are substantial due to, among others, different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments. • frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund. Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TCW.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:Highest 17.06% (quarter ended 6/30/2020) Lowest -20.02% (quarter ended 3/31/2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.
TCW Global Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.90%	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,310
10 Years	rr_ExpenseExampleYear10	$ 2,990
2015	rr_AnnualReturn2015	(1.26%)
2016	rr_AnnualReturn2016	2.25%
2017	rr_AnnualReturn2017	11.05%
2018	rr_AnnualReturn2018	(11.22%)
2019	rr_AnnualReturn2019	29.49%
2020	rr_AnnualReturn2020	14.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.02%)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
TCW Global Real Estate Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.14%	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	1,170
5 Years	rr_ExpenseExampleYear05	2,234
10 Years	rr_ExpenseExampleYear10	$ 4,883
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
TCW Global Real Estate Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
TCW Global Real Estate Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
TCW Global Real Estate Fund | S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.11%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014	[3]

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.90% of average daily net assets with respect to Class I shares and 1.00% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

[2]

The “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” does not correlate to the corresponding ratio included in the Fund’s Financial Highlights for each class of shares because the contractual fee waiver/expense reimbursement was changed subsequent to the fiscal year ended October 31, 2020 and was not in effect for that fiscal year.

[3]	The S&P Global REIT Index serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.